Leases - Schedule of Undiscounted Maturities of Operating Lease Payments (Details)	Jun. 30, 2026 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 146,547
2027	293,094
2028	200,439
Total undiscounted cash flows	640,081
Imputed interest	(61,078)
Operating lease liabilities	$ 579,001